23. SEGMENTED INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenues	$ 11,085	$ 13,833
Expenses:
Operating expenses	(10,616)	(10,622)
Exploration and evaluation	(12,834)	(11,196)
General and administrative	(5,858)	(4,420)
Impairment reversal (expense)(note 12)	246	(2,320)
Total expenses	(29,062)	(28,976)
Segment income (loss)	(17,977)	(15,143)
Revenues - supplemental:
Revenues	11,085	13,833
Capital additions:
Property, plant and equipment	836	4,122
Long-lived assets:
Property, plant and equipment	198,480	187,982	$ 188,250
Canada Mining
Disclosure of operating segments [line items]
Revenues	2,558	4,598
Expenses:
Operating expenses	(4,088)	(3,665)
Exploration and evaluation	(12,834)	(11,196)
General and administrative	(12)	(17)
Impairment reversal (expense)(note 12)	246	(2,320)
Total expenses	(16,688)	(17,198)
Segment income (loss)	(14,130)	(12,600)
Revenues - supplemental:
Environmental services	0	0
Management fees	0	0
Toll milling services	444	4,598
Toll milling services – deferred revenue	2,114
Revenues	2,558	4,598
Capital additions:
Property, plant and equipment	797	3,909
Long-lived assets:
Plant and equipment - Cost	78,560	73,942
Plant and equipment - Accumulated depreciation	(14,070)	(10,680)
Mineral properties	132,584	123,169
Property, plant and equipment	197,074	186,431
DES
Disclosure of operating segments [line items]
Revenues	7,130	7,751
Expenses:
Operating expenses	(6,357)	(6,669)
Exploration and evaluation	0	0
General and administrative	0	0
Impairment reversal (expense)(note 12)	0	0
Total expenses	(6,357)	(6,669)
Segment income (loss)	773	1,082
Revenues - supplemental:
Environmental services	7,130	7,751
Management fees	0	0
Toll milling services	0	0
Toll milling services – deferred revenue	0
Revenues	7,130	7,751
Capital additions:
Property, plant and equipment	39	135
Long-lived assets:
Plant and equipment - Cost	3,455	3,261
Plant and equipment - Accumulated depreciation	(2,172)	(1,858)
Mineral properties	0	0
Property, plant and equipment	1,283	1,403
Corporate and Other
Disclosure of operating segments [line items]
Revenues	1,397	1,484
Expenses:
Operating expenses	(171)	(288)
Exploration and evaluation	0	0
General and administrative	(5,846)	(4,403)
Impairment reversal (expense)(note 12)	0	0
Total expenses	(6,017)	(4,691)
Segment income (loss)	(4,620)	(3,207)
Revenues - supplemental:
Environmental services	0	0
Management fees	1,397	1,484
Toll milling services	0	0
Toll milling services – deferred revenue	0
Revenues	1,397	1,484
Capital additions:
Property, plant and equipment	0	0
Long-lived assets:
Plant and equipment - Cost	234	219
Plant and equipment - Accumulated depreciation	(111)	(71)
Mineral properties	0	0
Property, plant and equipment	123	148
Total Continuing Operations
Disclosure of operating segments [line items]
Revenues	11,085	13,833
Expenses:
Operating expenses	(10,616)	(10,622)
Exploration and evaluation	(12,834)	(11,196)
General and administrative	(5,858)	(4,420)
Impairment reversal (expense)(note 12)	246	(2,320)
Total expenses	(29,062)	(28,558)
Segment income (loss)	(17,977)	(14,725)
Revenues - supplemental:
Environmental services	7,130	7,751
Management fees	1,397	1,484
Toll milling services	444	4,598
Toll milling services – deferred revenue	2,114
Revenues	11,085	13,833
Capital additions:
Property, plant and equipment	836	4,044
Long-lived assets:
Plant and equipment - Cost	82,249	77,422
Plant and equipment - Accumulated depreciation	(16,353)	(12,609)
Mineral properties	132,584	123,169
Property, plant and equipment	198,480	187,982
Total Discontinued Operations
Disclosure of operating segments [line items]
Revenues	0	0
Expenses:
Operating expenses	0	(64)
Exploration and evaluation	0	(74)
General and administrative	0	(280)
Impairment reversal (expense)(note 12)	0	0
Total expenses	0	(418)
Segment income (loss)	0	(418)
Revenues - supplemental:
Environmental services	0	0
Management fees	0	0
Toll milling services	0	0
Toll milling services – deferred revenue	0
Revenues	0	0
Capital additions:
Property, plant and equipment	0	78
Long-lived assets:
Plant and equipment - Cost	0	0
Plant and equipment - Accumulated depreciation	0	0
Mineral properties	0	0
Property, plant and equipment	$ 0	$ 0